SHARE-BASED COMPENSATION - Weighted-Average Inputs and Assumptions (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Dividend yield			0.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Fair market value (in dollars per share)	$ 0.72	$ 3.40	$ 3.32	$ 0.87	$ 1.02
Grant exercise price (in dollars per share)	$ 0.72	$ 3.40	$ 3.32	$ 0.87	$ 1.02
Expected term (in years)	6 years	6 years 10 days	6 years	6 years 1 month 6 days	6 years
Risk-free interest rate	0.021%	0.009%	0.90%	1.30%	2.10%
Expected volatility	0.718%	0.746%	74.60%	71.50%	78.10%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%